TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

Transamerica Stock Index

* * *

Effective June 30, 2025, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica Stock Index relating to BlackRock Fund Advisors under the section entitled “Management”:

Management: Investment Manager: Transamerica Asset Management, Inc. Investment Adviser of S&P 500 Index Master Portfolio: BlackRock Fund Advisors Portfolio Managers of S&P 500 Index Master Portfolio:
Jennifer Hsui, CFA	Portfolio Manager	since May 2016
Peter Sietsema, CFA	Portfolio Manager	since May 2025
Matt Waldron, CFA	Portfolio Manager	since May 2025
Steven White	Portfolio Manager	since May 2025

Effective June 30, 2025, the following will replace the corresponding information in the Prospectus for Transamerica Stock Index under the section entitled “Shareholder Information – Portfolio Managers for the Underlying Portfolio”:

Name	Adviser	Positions Over Past Five Years
Jennifer Hsui, CFA	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2016; Managing Director of BlackRock, Inc. since 2011
Peter Sietsema, CFA	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2025; Director of BlackRock, Inc. since 2013
Matt Waldron, CFA	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2025; Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc. from 2010 to 2024
Steven White	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2025; Director of BlackRock, Inc. since 2020

* * *

Effective June 30, 2025, the following will replace the corresponding information in the Statement of Additional Information under the section in “Appendix C – Portfolio Managers – BlackRock Fund Advisors (“BlackRock”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Jennifer Hsui, CFA	354	$2.56 trillion	0	$0	0	$0
Peter Sietsema, CFA	70	$162.3 billion	3	$62.57 million	2	$4.02 billion
Matt Waldron, CFA	0	$0	0	$0	0	$0
Steven White	0	$0	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jennifer Hsui, CFA	0	$0	0	$0	0	$0
Peter Sietsema, CFA	0	$0	0	$0	0	$0
Matt Waldron, CFA	0	$0	0	$0	0	$0
Steven White	0	$0	0	$0	0	$0

***

Investors Should Retain this Supplement for Future Reference

May 27, 2025